Financial Instruments (Details) - Schedule of measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts - USD (5% movement) [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2022 USD ($)
Financial Instruments (Details) - Schedule of measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts [Line Items]
Profit or loss and equity, Strengthening	$ 415
Profit or loss and equity, Weakening	$ (415)